General information (Details)	12 Months Ended
	Dec. 31, 2014 jack_up_rig submersible_rig drilling_unit drillship	Jan. 31, 2015
Schedule of Transaction Under Common Control, by Transaction [Line Items]
Number of offshore drilling units owned by Company	1
Number of offshore drilling units under construction	1
Percentage of voting control for certain variable interest entities (in hundredths)	50.00%
Parent Company | Subsequent Event
Schedule of Transaction Under Common Control, by Transaction [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		70.40%